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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 93.5%
		Energy: 74.4%
34,990	@	Alpha Natural Resources, Inc.	$1,342,566
105,750		Anadarko Petroleum Corp.	5,533,898
103,591		Apache Corp.	9,275,538
77,388		Arch Coal, Inc.	1,667,711
283,519	@	Australian Worldwide Exploration Ltd.	499,137
101,471		Baker Hughes, Inc.	3,870,104
22,800	@	Bill Barrett Corp.	742,368
36,350		Cabot Oil & Gas Corp.	1,260,982
75,117	@	Cal Dive International, Inc.	414,646
79,324	@	Cameron International Corp.	2,871,529
55,491		Canadian Natural Resources Ltd.	3,854,405
137,200		Chesapeake Energy Corp.	3,065,048
384,132	S	Chevron Corp.	28,375,831
1,247,813		China Petroleum & Chemical Corp.	986,173
33,900	@	Complete Production Services, Inc.	441,039
301,336		ConocoPhillips	15,627,285
46,700		Consol Energy, Inc.	1,703,616
9,000	@	Contango Oil & Gas Co.	452,520
32,621	@	Dana Petroleum PLC	492,947
209,700	@	Denbury Resources, Inc.	3,449,565
120,155		Devon Energy Corp.	7,671,897
18,200		Diamond Offshore Drilling	1,148,420
176,250		El Paso Corp.	1,998,675
95,990		EnCana Corp.	2,961,292
32,915		Ensco International PLC ADR	1,231,021
49,050		EOG Resources, Inc.	5,142,402
620,099		ExxonMobil Corp.	37,491,186
35,000	@	FMC Technologies, Inc.	2,035,250
220,321		Halliburton Co.	5,470,570
17,600		Helmerich & Payne, Inc.	663,168
102,000		Hess Corp.	5,426,400
149		Inpex Holdings, Inc.	925,656
21,116	@	Lukoil-Spon ADR	1,010,401
132,200		Marathon Oil Corp.	4,110,098
43,850		Massey Energy Co.	1,452,312
22,200	@	McMoRan Exploration Co.	238,650
74,000		Murphy Oil Corp.	3,950,120
82,900	@	Nabors Industries Ltd.	1,577,587
153,025		National Oilwell Varco, Inc.	5,834,843
106,035		Nexen, Inc.	2,312,623
37,650		Noble Energy, Inc.	2,239,799
56,362		OAO Gazprom ADR	1,158,239
112,850		Occidental Petroleum Corp.	9,311,254
97,972		Peabody Energy Corp.	3,816,989
28,000		Penn Virginia Corp.	612,920
41,600		Pioneer Natural Resources Co.	2,649,920
39,450		Range Resources Corp.	1,773,278
49,850	@	Rowan Cos., Inc.	1,234,286
30,427		Royal Dutch Shell PLC ADR - Class A	1,594,375
285,928		Schlumberger Ltd.	16,054,850
117,492		Smith International, Inc.	4,413,000
70,300	@	Southwestern Energy Co.	2,643,983
138,079		Spectra Energy Corp.	2,762,961
153,170		Suncor Energy, Inc.	4,665,558
45,000		Sunoco, Inc.	1,344,150
27,700		Teekay Shipping Corp.	698,871
71,400		Tesoro Corp.	835,380
537,400		Thai Oil PCL	716,257
15,100		Total SA ADR	704,113
6,779	@	Transocean Ltd.	384,844
125,300		Valero Energy Corp.	2,340,604
130,850		Williams Cos., Inc.	2,584,288
157,234		XTO Energy, Inc.	6,720,181
			249,839,579
		Materials: 19.1%
26,250		Air Products & Chemicals, Inc.	1,812,825
12,500		Airgas, Inc.	780,875
17,650		AK Steel Holding Corp.	264,044
134,900		Alcoa, Inc.	1,570,236
15,100		Allegheny Technologies, Inc.	825,668
54,638	@	Anglo American PLC ADR	1,038,668
14,150		Ball Corp.	696,888
78,365		Barrick Gold Corp.	3,297,599
17,000		Bemis Co.	487,560
84,600	@	Centerra Gold, Inc.	1,019,316
7,400		CF Industries Holdings, Inc.	507,566

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2010 (Unaudited) (continued)

Shares				Value
		Materials (continued)
18,000		Cliffs Natural Resources, Inc.		$1,005,480
45,800	@	Coeur d’Alene Mines Corp.		691,580
21,500	@	Domtar Corp.		1,315,800
154,450		Dow Chemical Co.		4,156,250
11,150		Eastman Chemical Co.		673,349
33,050		Ecolab, Inc.		1,560,952
122,050		EI Du Pont de Nemours & Co.		4,414,549
11,000		FMC Corp.		666,050
76,390		Freeport-McMoRan Copper & Gold, Inc.		5,351,120
43,664		GoldCorp, Inc.		1,881,482
12,300		International Flavors & Fragrances, Inc.		547,350
139,180		International Paper Co.		3,233,151
12,300		Kaiser Aluminum Corp.		460,389
107,057	@	Kinross Gold Corp.		1,842,451
169,800	@	Lundin Mining Corp.		632,474
26,100		MeadWestvaco Corp.		623,790
73,700		Monsanto Co.		3,749,119
53,250		Newmont Mining Corp.		2,865,915
43,450		Nucor Corp.		1,870,523
24,300	@	Owens-Illinois, Inc.		737,019
20,300	@	Pactiv Corp.		580,174
23,250		PPG Industries, Inc.		1,489,628
41,450		Praxair, Inc.		3,216,520
17,284		Rio Tinto PLC ADR		796,792
24,700		Sealed Air Corp.		514,748
17,500		Sigma-Aldrich Corp.		932,400
48,282	@	Teck Cominco Ltd. - Class B		1,642,554
16,550	@	Titanium Metals Corp.		292,439
40,077		United States Steel Corp.		1,892,035
18,600		Vulcan Materials Co.		938,928
30,200		Weyerhaeuser Co.		1,285,916
				64,162,172
		Total Common Stock
		(Cost $282,726,672)		314,001,751

Number of
Contracts				Value
POSITIONS IN PURCHASED OPTIONS: 5.8%
		5.8%
71,914		Put Option OTC - Goldman Sachs & Co.
		Basic Industries Select Sector Index
		Strike 297.49, exp 08/20/10		$959,326
70,446		Put Option OTC - Citigroup
		Basic Industries Select Sector Index
		Strike 327.43, exp 06/18/10		1,066,327
68,188		Put Option OTC - Citigroup
		Basic Industries Select Sector Index
		Strike 336.46, exp 07/16/10		1,768,074
169,857		Put Option OTC - Goldman Sachs & Co.
		Energy Select Sector Index
		Strike 503.76, exp 08/20/10		3,995,342
168,933		Put Option OTC - Citigroup
		Energy Select Sector Index
		Strike 546.21, exp 06/18/10		4,304,311
162,537		Put Option OTC - Citigroup
		Energy Select Sector Index
		Strike 564.73, exp 07/16/10		7,127,524
		Total Purchased Options
		(Cost $14,235,194)		19,220,904
		Total Long-Term Investments
		(Cost $296,961,866)		333,222,655

Shares				Value
SHORT-TERM INVESTMENTS: 0.6%
		Affiliated Mutual Fund: 0.6%
2,023,000		ING Institutional Prime Money Market Fund - Class I		$2,023,000
		Total Short-Term Investments
		(Cost $2,023,000)		2,023,000
		Total Investments in Securities
		(Cost $298,984,866)*	99.9%	$335,245,655
		Other Assets and Liabilities - Net	0.1	502,941
		Net Assets	100.0%	$335,748,596

	@	Non-income producing security
	ADR	American Depositary Receipt
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $307,261,818.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$50,490,355
		Gross Unrealized Depreciation		(22,506,518)
		Net Unrealized Appreciation		$27,983,837

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	5/31/2010
Asset Table
Investments, at value
Common Stock
Energy	$246,219,409	$3,620,170	$—	$249,839,579
Materials	63,123,504	1,038,668	—	64,162,172
Total Common Stock	309,342,913	4,658,838	—	314,001,751
Positions In Purchased Options	—	—	19,220,904	19,220,904
Short-Term Investments	2,023,000	—	—	2,023,000
Total Investments, at value	$311,365,913	$4,658,838	$19,220,904	$335,245,655

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended May 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	5/31/2010
Asset Table
Investments, at value
Positions In Purchased Options	$10,085,798	$14,235,195	$(2,657,664)	$—	$(9,673,660)	$7,231,235	$—	$—	$19,220,904
Total Investments, at value	$10,085,798	$14,235,195	$(2,657,664)	$—	$(9,673,660)	$7,231,235	$—	$—	$19,220,904

Liabilities Table
Other Financial Instruments+:
Written options	(2,886,756)	2,283,954	—	—	4,172,598	(3,569,796)	—	—	—
Total Liabilities	$(2,886,756)	$2,283,954	$—	$—	$4,172,598	$(3,569,796)	$—	$—	$—

As of May 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $4,985,709.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of May 31, 2010:

Derivatives Fair Value*
Equity contracts	$19,220,904
Total	$19,220,904

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 21, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 21, 2010